Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended			12 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 77,279	$ 76,123	$ 73,826	$ 76,123
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	20,000,000	20,000,000		20,000,000
Balance at End of Period	$ 500	$ 500		$ 500
Dividend declared per share	$ 0.24			$ 0.96
Convertible into				Class B - Series 28
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000	16,000,000		16,000,000
Balance at End of Period	$ 400	$ 400		$ 400
Dividend declared per share	$ 0.23			$ 0.91
Convertible into				Class B - Series 30
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	12,000,000	12,000,000		12,000,000
Balance at End of Period	$ 300	$ 300		$ 300
Dividend declared per share	$ 0.24			$ 0.96
Convertible into				Class B - Series 32
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	8,000,000	8,000,000		8,000,000
Balance at End of Period	$ 200	$ 200		$ 200
Dividend declared per share	$ 0.19			$ 0.76
Convertible into				Class B - Series 34
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000	16,000,000		16,000,000
Balance at End of Period	$ 400	$ 400		$ 400
Dividend declared per share	$ 0.43			$ 1.21
Convertible into				Class B - Series 45
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	14,000,000	14,000,000		14,000,000
Balance at End of Period	$ 350	$ 350		$ 350
Dividend declared per share	$ 0.32			$ 1.28
Convertible into				Class B - Series 47
Class B Series 50 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	500,000	500,000		500,000
Balance at End of Period	$ 500	$ 500		$ 500
Dividend declared per share	$ 0			$ 73.73
Convertible into				Not convertible
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	650,000	650,000		650,000
Balance at End of Period	$ 650	$ 650		$ 650
Dividend declared per share	$ 0			$ 57.52
Convertible into				Not convertible
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 3,300	3,300		$ 3,300
Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	3,658	3,658		3,658
Preferred Shares and Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 6,958	$ 6,958	6,958	$ 6,958	$ 6,308
Common Shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	725,363,211	720,909,161		720,909,161
Balance at End of Period	$ 23,412	$ 22,941	$ 21,637	$ 22,941	$ 17,744
Dividend declared per share	$ 1.51	$ 1.47	$ 1.43	$ 5.8
4.8% Additional Tier 1 Capital Notes (NVCC) [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 658	$ 658		$ 658
4.3% Limited Recourse Capital Notes Series 1 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,250	1,250		$ 1,250
Convertible into				Preferred Shares Series 48
5.625% Limited Recourse Capital Notes, Series 2 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	750	750		$ 750
Convertible into				Preferred Shares Series 49
7.325% Limited Recourse Capital Notes, Series 3 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 1,000	$ 1,000		$ 1,000
Convertible into				Preferred Shares Series 51